EQUIPMENT, NET	12 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
EQUIPMENT, NET

NOTE 8 - EQUIPMENT, NET

Equipment, net consisted of the following:

	As of June 30,
	2026	2025
Machinery and equipment	$393,362	$372,578
Transportation equipment	77,145	73,069
Office equipment	23,534	22,290
Total	494,041	467,937
Less: accumulated depreciation	(236,500)	(174,914)
Equipment, net	$257,541	$293,023

Depreciation expenses for the years ended June 30, 2026, 2025 and 2024 were $50,280, $284,125 and $328,563, respectively. The Company did not recognize any impairment loss for the years ended June 30, 2026, 2025 and 2024.

In May 2025, the Company sold a batch of equipment to a third party that could not be relocated due to the relocation of its production facility. These equipment have gross amount and accumulated depreciation of $3.0 million and $0.9 million, respectively. For the year ended June 30, 2025, the Company has derecognized the carrying amount of the aforementioned assets of $2.1 million in exchange for cash consideration of $0.6 million, which resulting in a $1.5 million loss from sale of equipment in the consolidated statements of operations and comprehensive income (loss).